Share-based payments - Vesting schedule of SARs (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($) EquityInstruments	Dec. 31, 2017 MXN ($) EquityInstruments	Dec. 31, 2016 MXN ($) EquityInstruments
Share-based payments
Forfeited during the year	121,451
SARs - cash settled
Share-based payments
Shares outstanding	2,106,586
Forfeited during the year	484,656	145,769	0
Cash payment related to key employees related to SARs plan | $	$ 0	$ 6,021	$ 31,261
Vesting / Exercisable within one year | SARs - cash settled
Share-based payments
Shares outstanding	1,348,777
Vesting / Exercisable within two years | SARs - cash settled
Share-based payments
Shares outstanding	757,809